Shareholders Equity	6 Months Ended
Jun. 30, 2024
Shareholders Equity
Shareholders Equity

13. Shareholders’ Equity

The authorized share capital of the Company amounting to € 13,600,000 consists of 170,000,000 ordinary shares and 170,000,000 preference shares with a par value of € 0.04 per share. At June 30, 2024, 84,247,306 ordinary shares were issued. 81,680,195 ordinary shares were fully paid and 2,567,111 ordinary shares were held by the Company as treasury shares (December 31, 2023: 2,893,792).

Translation reserve

The translation reserve comprises all foreign currency differences arising from the translation of the financial statements of foreign operations.

Share options

The Company operates an equity-settled share-based compensation plan, which was introduced in 2013. Options and Restricted Stock Units (“RSUs”) may be granted to employees, members of the Supervisory Board, members of the Management Board and consultants. The compensation expenses included in operating costs for this plan in the six month period ended June 30, 2024 were € 1,364,000 (six month period ended June 30, 2023: € 1,860,000), of which € 1,089,000 was recorded in general and administrative costs (six month period ended June 30, 2023: € 1,644,000) and € 275,000 was recorded in research and development costs (six month period ended June 30, 2023: € 216,000).